Operating Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION
(1)

The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company is organized into business units based on its products and services. As of December 31, 2020, the Company had the following segments: wafer fabrication and new business. There were no material differences between the accounting policies described in Note 4 and those applied by the operating segments. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. The Company maintains a diversified customer base across industries, including communication, consumer electronics, computer, memory and others, while continuing to focus on manufacturing for high growth, large volume applications, including networking, telecommunications, internet, multimedia, PCs and graphics. New business segment primarily includes researching, developing, manufacturing, and providing solar energy.

Reportable segment information for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Acquisition of property, plant and equipment	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss of non-financial assets	46,225	—	46,225	—	46,225

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
Segment net income (loss), net of tax	6,156,681	(442,365)	5,714,316	(1,138,066)	4,576,250
Acquisition of property, plant and equipment	16,518,483	—	16,518,483	—	16,518,483
Acquisition of intangible assets	2,443,593	—	2,443,593	—	2,443,593
Cash payments for the principal portion of the lease liability	614,845	18,643	633,488	—	633,488
Depreciation	47,038,876	134,005	47,172,881	—	47,172,881
Share of profit or loss of associates and joint ventures	733,044	—	733,044	(617,715)	115,329
Income tax expense (benefit)	(414,104)	20,974	(393,130)	623,476	230,346
Impairment loss of non-financial assets	33,160	84,974	118,134	—	118,134

	For the year ended December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$176,810,702	$10,212	$176,820,914	$—	$176,820,914
Operating revenues from sales among intersegments	—	4,681	4,681	(4,681)	—
Segment net income (loss), net of tax	27,109,258	1,060,789	28,170,047	(7,318,380)	20,851,667
Acquisition of property, plant and equipment	26,345,302	—	26,345,302	—	26,345,302
Acquisition of intangible assets	2,009,031	—	2,009,031	—	2,009,031
Cash payments for the principal portion of the lease liability	712,676	13,950	726,626	—	726,626
Depreciation	46,111,203	52,490	46,163,693	—	46,163,693
Share of profit or loss of associates and joint ventures	7,657,587	—	7,657,587	(6,357,324)	1,300,263
Income tax expense (benefit)	744,985	782	745,767	945,316	1,691,083

	As of December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$369,189,983	$924,149	$370,114,132	$(3,852,439)	$366,261,693
Segment liabilities	$161,955,970	$1,157,878	$163,113,848	$233,930	$163,347,778

	As of December 31, 2020
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$377,504,731	$74,824	$377,579,555	$(11,125,454)	$366,454,101
Segment liabilities	$141,731,629	$12,164	$141,743,793	$1,570,746	$143,314,539

Note:	The adjustments primarily consisted of intragroup elimination entries and GAAP difference adjustments.
(2)	Geographic non-current assets information

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$73,481,714	$64,563,752
Singapore	15,191,880	11,621,141
China (includes Hong Kong)	63,622,327	59,643,273
Japan	12,265,769	11,591,851
USA	70,498	46,484
Europe	24,383	21,257
Others	3,309	1,126
Total	$164,659,880	$147,488,884

Non-current assets include property, plant and equipment, right-of-use assets, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers

Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$15,357,470	$17,576,293	$20,380,814